Related Party Transactions - Schedule Of Balances Due To And From Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Schedule Of Balances Due To And From Related Parties [Line Items]
Due to Affiliate, Noncurrent	$ (65,465)	$ (68,506)
Luna Pool Agency Limited [Member]
Schedule Of Balances Due To And From Related Parties [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	(846)
Ocean Yield Malta Limited [Member]
Schedule Of Balances Due To And From Related Parties [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	(64,619)	(68,506)
Due to Affiliate, Noncurrent	$ (64,619)	$ (68,506)